Earnings Per Share - Summary of Income Used in Basic and Diluted Earnings Per Share Computation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	$ (142,521,085)	$ (92,817,371)	$ (45,344,496)
(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	442,637,406	351,560,198	320,432,814
Effect of dilution:
Weighted average number of ordinary shares adjusted for the effect of dilution	442,637,406	351,560,198	320,432,814
Loss per share (basic in cents)	$ (0.3220)	$ (0.2640)	$ (0.1415)
Loss per share (diluted in cents)	$ (0.3220)	$ (0.2640)	$ (0.1415)